Janus Aspen Series

Janus Henderson Flexible Bond Portfolio
Janus Henderson Global Bond Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Overseas Portfolio
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Janus Henderson Research Portfolio
Janus Henderson Global Technology Portfolio
Janus Henderson Mid Cap Value Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Institutional Shares

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolios, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Portfolios’ names were changed as follows:

Portfolio Name Prior to June 5, 2017	Portfolio Name Effective June 5, 2017
Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio
Global Bond Portfolio	Janus Henderson Global Bond Portfolio
Global Research Portfolio	Janus Henderson Global Research Portfolio
Overseas Portfolio	Janus Henderson Overseas Portfolio
Balanced Portfolio	Janus Henderson Balanced Portfolio
Enterprise Portfolio	Janus Henderson Enterprise Portfolio
Forty Portfolio	Janus Henderson Forty Portfolio
Research Portfolio (formerly named Janus Portfolio)	Janus Henderson Research Portfolio
Global Technology Portfolio	Janus Henderson Global Technology Portfolio
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio
Janus Henderson Global Bond Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Overseas Portfolio
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Janus Henderson Research Portfolio
Janus Henderson U.S. Low Volatility Portfolio
Janus Henderson Global Technology Portfolio
Janus Henderson Mid Cap Value Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Service Shares

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolios, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Portfolios’ names were changed as follows:

Portfolio Name Prior to June 5, 2017	Portfolio Name Effective June 5, 2017
Flexible Bond Portfolio	Janus Henderson Flexible Bond Portfolio
Global Bond Portfolio	Janus Henderson Global Bond Portfolio
Global Research Portfolio	Janus Henderson Global Research Portfolio
Overseas Portfolio	Janus Henderson Overseas Portfolio
Balanced Portfolio	Janus Henderson Balanced Portfolio
Enterprise Portfolio	Janus Henderson Enterprise Portfolio
Forty Portfolio	Janus Henderson Forty Portfolio
Research Portfolio (formerly named Janus Portfolio)	Janus Henderson Research Portfolio
Janus Aspen INTECH U.S. Low Volatility Portfolio	Janus Henderson U.S. Low Volatility Portfolio
Global Technology Portfolio	Janus Henderson Global Technology Portfolio
Janus Aspen Perkins Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Flexible Bond Portfolio to Janus Henderson Flexible Bond Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Research Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Global Research Portfolio to Janus Henderson Global Research Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Overseas Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Overseas Portfolio to Janus Henderson Overseas Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Balanced Portfolio to Janus Henderson Balanced Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Enterprise Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Enterprise Portfolio to Janus Henderson Enterprise Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Forty Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Forty Portfolio to Janus Henderson Forty Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Research Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Research Portfolio (formerly named Janus Portfolio) to Janus Henderson Research Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Janus Aspen INTECH U.S. Low Volatility Portfolio to Janus Henderson U.S. Low Volatility Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Technology Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Global Technology Portfolio to Janus Henderson Global Technology Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Janus Aspen Perkins Mid Cap Value Portfolio to Janus Henderson Mid Cap Value Portfolio.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Allocation Portfolio – Moderate

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Global Allocation Portfolio – Moderate to Janus Henderson Global Allocation Portfolio – Moderate.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Unconstrained Bond Portfolio

(the “Portfolio”)

Supplement dated June 6, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017, the Portfolio’s name was changed from Global Unconstrained Bond Portfolio to Janus Henderson Global Unconstrained Bond Portfolio.

Please retain this Supplement with your records.